Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 24,711	$ 27,567
Prepayments	10,206	7,023
VAT receivable	3,124	1,928
Lease incentive receivable	1,237	0
Other asset	0	279
Grant income receivable	414	547
Other receivable	199	482
Deferred cost	3,008	0
Total prepaid expenses and other current assets	$ 42,899	$ 37,826